Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Operating activities:
Net cash used in operating activities from continuing operations	¥ (110,084)	$ (15,367)	¥ (87,272)
Net cash used in operating activities from discontinued operation			(16,514)
Net cash used in operating activities	(110,084)	(15,367)	(103,786)
Investing activities:
Purchase of property and equipment and intangible assets	(189)	(26)	(19,381)
Proceeds from disposal of property and equipment			1,001
Loan provided to related parties			(33,383)
Loan collected from related parties			21,753
Net cash used in investing activities from continuing operations	(189)	(26)	(30,010)
Net cash used in investing activities from discontinued operation			(1,835)
Net cash used in investing activities	(189)	(26)	(31,845)
Financing activities:
Proceeds from bank borrowing			11,000
Issuance of Class A ordinary shares in connection with exercise of share options	78,238	10,922	141
Acquisition of noncontrolling interests			(440)
Repayment of bank borrowing	(12,000)	(1,675)
Repurchase of ordinary shares			(7,298)
Net cash provided by financing activities from continuing operations	66,238	9,247	3,403
Net cash used in financing activities from discontinued operation			(7,792)
Net cash (used in)/ provided by financing activities	66,238	9,247	(4,389)
Changes in cash, cash equivalents and restricted cash	(44,035)	(6,146)	(140,020)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(13)	(3)	180
Net change in cash, cash equivalents and restricted cash	(44,048)	(6,149)	(139,840)
Cash, cash equivalents and restricted cash at the beginning of the period	46,519	6,494	289,852	¥ 289,852
Cash and cash equivalents	2,471		115,882	15,302	$ 345
Restricted cash			34,130
Cash, cash equivalents and restricted cash at the end of the period	2,471	345	150,012	¥ 46,519
Less: Cash, cash equivalents and restricted cash of discontinued operation			41,768
Cash, cash equivalents and restricted cash at the end of the period from continuing operations	2,471		108,244		$ 345
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	527	74	827
Interest paid			109
Non-cash investing and financing activities from continuing operations:
Accrual for purchase of equipment	5,782	807	7,424
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	¥ 991	$ 138	¥ 108,456